UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                           Washington,  D.C.    20549

                                   FORM 13-F

                             FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:   	12-31-99

Check here if Amendment  [   ] ;  Amendment Number:
  This Amendment (Check only one.):    	[   ]  is a restatement.
                                       	[   ]  adds new holdings
                                               	entries

Institutional Investment Manager Filing this Report:

Name:       	J. V. BRUNI AND COMPANY
Address:    	1528 N. Tejon Street
            	Colorado Springs, CO  80907

Form 13F File Number:	28-7478

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      	Jerome V. Bruni
Title:     	President
Phone:     	(719) 575-9880

Signature, Place, and Date of Signing:

Jerome V. Bruni	           Colorado Springs, Colorado        	02-10-00

Report Type (Check only one.):

[ x ] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                                FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	               	0

Form 13F Information Table Entry Total:	         	40

Form 13F Information Table Value Total:     	121,401
		                                        	(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                       FORM 13F INFORMATION TABLE

                                                            SHRS OR
                                                            PRN AMT;
                                                    VALUE   SH/PRN;PUT/ INVESTMENT OTHER
      NAME OF ISSUER     TITLE OF CLASS  CUSIP     (X$1000) PUT/CALL    DISCRETION MANAGERS   VOTING AUTHORITY
                                                                                            SOLE  SHARED   NONE
Affiliated Managers Group      Com     008252108      8,928  220,790SH    SOLE      N/A     22,000  0      198,790
Allied Cap Corp New            Com     01903Q108      6,222  339,767SH    SOLE      N/A     32,646  0      307,121
America OnLine Inc Del         Com     02364J104      7,320   96,476SH    SOLE      N/A      8,652  0       87,824
American Homestar Corp         Com     026651109      1,871  475,174SH    SOLE      N/A     47,055  0      428,119
Arrow Electrs Inc.             Com     042735100      5,826  229,610SH    SOLE      N/A     24,526  0      205,084
Belco Oil & Gas Corp           Com     077410108        409   74,346SH    SOLE      N/A      7,530  0       66,816
BellSouth Corp                 Com     079860102        237    5,062SH    SOLE      N/A          0  0        5,062
Bristol Myers Squibb Co        Com     110122108        205    3,200SH    SOLE      N/A          0  0        3,200
Clayton Homes Inc              Com     184190106        209   22,740SH    SOLE      N/A      2,600  0       20,140
CountryWide Credit Inds Inc    Com     222372104      2,742  108,596SH    SOLE      N/A     12,510  0       96,086
Covenant Trans Inc             Cl A    22284P105      5,188  298,588SH    SOLE      N/A     30,284  0      268,304
Edelbrock Corp                 Com     279434104        190   15,840SH    SOLE      N/A      1,120  0       14,720
Equity Office Properties Tr    Com     294741103      2,326   94,461SH    SOLE      N/A      7,826  0       86,635
Equity Residential Pptys Tr Sh Ben Int 29476L107        485   11,371SH    SOLE      N/A        300  0       11,071
Exxon Mobil Corp               Com     30231G102        375    4,656SH    SOLE      N/A          0  0        4,656
Financial Sec Assurn Hldgs     Com     31769P100      6,082  116,685SH    SOLE      N/A     10,700  0      105,985
First Amern Finl Corp          Com     318522307      3,546  285,070SH    SOLE      N/A     33,040  0      252,030
Franchise Fin Corp Amer        Com     351807102      3,718  155,340SH    SOLE      N/A     16,100  0      139,240
GTS Duratek Inc                Com     36237J107      2,813  357,170SH    SOLE      N/A     34,580  0      322,590
GTE Corp                       Com     362320103        268    3,798SH    SOLE      N/A          0  0        3,798
Kimco Realty Corp              Com     49446R109      1,295   38,233SH    SOLE      N/A      1,540  0       36,693
Manufactured Home Cmntys Inc   Com     564682102      1,571   64,630SH    SOLE      N/A      2,800  0       61,830
Mestek Inc                     Com     590829107      3,058  151,008SH    SOLE      N/A     12,370  0      138,638
NCI Building Sys Inc           Com     628852105      6,808  367,976SH    SOLE      N/A     35,930  0      332,046
Nabors Inds Inc                Com     629568106      6,858  221,687SH    SOLE      N/A     20,720  0      200,967
Oakwood Homes Corp             Com     674098108        329  103,330SH    SOLE      N/A     24,330  0       79,000
Palm Harbor Homes              Com     696639103      3,658  203,242SH    SOLE      N/A     20,452  0      182,790
PremiumWear Inc                Com     740909106        582  105,765SH    SOLE      N/A     11,600  0       94,165
Public Storage Inc             Com     74460D109      3,289  144,952SH    SOLE      N/A     14,710  0      130,242
Radian Group Inc               Com     750236101      7,201  150,801SH    SOLE      N/A     13,576  0      137,225
Raymond James Financial Inc    Com     754730109      3,220  172,885SH    SOLE      N/A     13,374  0      159,511
Rouse Co                       Com     779273101      3,875  182,370SH    SOLE      N/A     16,286  0      166,084
SL Green Rlty Corp             Com     78440X101        398   18,320SH    SOLE      N/A        600  0       17,720
Schuff Stl Co                  Com     808156103        656  164,090SH    SOLE      N/A     23,210  0      140,880
Security Cap Group Inc         Cl B    81413P204      2,835  226,770SH    SOLE      N/A     23,990  0      202,780
Smithway Mtr Xpress Corp       Cl A    832653109        815  197,612SH    SOLE      N/A     20,206  0      177,406
Triad Gty Inc                  Com     895925105      4,127  181,426SH    SOLE      N/A     20,980  0      160,446
Transport Corp of Amer Inc     Com     89385P102      3,504  281,733SH    SOLE      N/A     27,876  0      253,857
Weatherford Intl Inc           Com     947074100      4,729  118,400SH    SOLE      N/A     10,185  0      108,215
Wells Fargo & Co New           Com     949746101      3,633   89,848SH    SOLE      N/A      6,872  0       82,976
